SHARE CAPITAL (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended
	Jul. 20, 2018	Mar. 31, 2018	Dec. 31, 2018		Dec. 31, 2017	Mar. 31, 2018		Mar. 31, 2017
Opening Balance		$ 18,731,488	$ 20,463,014		$ 24,150,650	$ 24,150,650		$ 5,399,851
Shares issued on conversion of loans (in shares)						985,370
Shares issued on conversion of loans	$ 4,732,853	9,180,785	2,470,622			$ 9,180,785
Warrants exercised					1,125,038	1,125,038		40,195
Adjustment due to 1:150 share consolidation round-up			0
Shares issued on acquisition (Note 4)								23,177,000
Options exercised (Note 11)								18,166
Cashless exercise of warrants								0
Closing Balance		$ 20,463,014	$ 24,704,926		$ 18,731,488	$ 20,463,014		$ 24,150,650
Exchangable Shares [Member]
Opening Balance (in shares)			295,146		319,396	319,396		333,334
Opening Balance			$ 295		$ 319	$ 319		$ 333
Converted into common shares (in shares)			(21,572)	[1]		(24,250)	[1]	(13,938)
Converted into common shares			$ (22)	[1]		$ (24)	[1]	$ (14)
Closing Balance (in shares)		295,146	273,574			295,146		319,396
Closing Balance		$ 295	$ 273			$ 295		$ 319
Common Shares [Member]
Opening Balance (in shares)			1,368,856		325,901	325,901		150,608
Opening Balance			$ 1,369		$ 326	$ 326		$ 150
Shares issued to exchangeable shares (in shares)			21,572			24,250		13,938
Common Shares issued			$ 22			$ 24		$ 14
Shares issued on conversion of loans (in shares)			947,034	[2]		985,370	[2]	0
Shares issued on conversion of loans			$ 947	[2]		$ 985	[2]	$ 0
Warrants exercised (in shares)			0			33,335		1,165
Warrants exercised			$ 0			$ 34		$ 1
Adjustment due to 1:150 share consolidation round-up (Shares)			502			0
Adjustment due to 1:150 share consolidation round-up			$ 0			$ 0
Shares issued on acquisition (Note 4) (in shares)						0		157,667
Shares issued on acquisition (Note 4)						$ 0		$ 157
Shares issued for services (in shares)						0		1,447
Shares issued for services						$ 0		$ 2
Options exercised (Note 11) (in shares)						0		734
Options exercised (Note 11)						$ 0		$ 1
Cashless exercise of warrants (in shares)						0		342
Cashless exercise of warrants						$ 0		$ 1
Closing Balance (in shares)		1,368,856	2,337,964			1,368,856		325,901
Closing Balance		$ 1,369	$ 2,338			$ 1,369		$ 326
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)			1,664,002					645,297
Opening Balance			$ 1,664					$ 645
Closing Balance (in shares)		1,664,002	2,611,538			1,664,002
Closing Balance		$ 1,664	$ 2,611			$ 1,664

[1]	During the nine month period ended December 31, 2018, 21,572 exchangeable shares were exchanged on a 1 for 1 basis in accordance with their terms. (March 31, 2018 – 24,250)
[2]	During the nine month period ended December 31, 2018, 947,034 shares of common stock were issued. Of this amount 263,639 shares of common stock were issued once the Company increased its authorized shares of common stock from 250,000,000 to 500,000,000. These shares relate to convertible loans and interest that converted on March 31, 2018 and were recorded as a liability on March 31, 2018 until the shares were issued on June 12, 2018. The liability was reclassified at June 12, 2018 into equity by recording the original value of $2,470,622 of the shares to be issued, as well as the fair value of options and warrants at June 12, 2018 net of fair value of options issued in the period ended June 12, 2018 of $1,173,534, which was charged to equity and a $2,048,697 gain on the fair value reevaluation was recognized as other income in the Statement of Operations and Comprehensive Loss. The Company converted $4,732,853 of convertible loans and interest into 683,395 common shares on July 20, 2018 in accordance with their terms.